REVENUES FROM EXTERNAL CUSTOMERS	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES FROM EXTERNAL CUSTOMERS	REVENUES FROM EXTERNAL CUSTOMERSRevenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Individual Variable Annuity Products
Premiums	$123	$126	$165
Fees (1)	1,792	2,364	2,555
Others	87	72	8
Total	$2,002	$2,562	$2,728

Employer- Sponsored
Premiums	$—	$—	$—
Fees	506	611	500
Others	25	5	4
Total	$531	$616	$504

Life Insurance Products
Premiums	$545	$566	$587
Fees	1,375	1,417	1,421
Others	10	7	23
Total	$1,930	$1,990	$2,031

Employee Benefit Products
Premiums	$46	$40	$36
Fees	—	—	—
Others	8	—	15
Total	$54	$40	$51

Other
Premiums	$11	$18	$18
Fees	12	16	13
Others	1	10	7
Total	$24	$44	$38
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(1)     Excludes the amortization/capitalization of unearned revenue liability of $(38) million, $(13) million and $(14) million for the years ended December 31, 2022, 2021 and 2020, respectively.